Other Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2021
Accounts Payable and Accrued Liabilities, Current [Abstract]
Schedule of Other Accrued Liabilities	Other accrued liabilities consist of the following:
	March 31,
	2020	2021

Accrued expenses	$541	$574
Others	1,177	1,442
	$1,718	$2,016